Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 04, 2024
C000247359
Account Value [Line Items]
Account Value	$ 10,047	$ 10,000
C000247358
Account Value [Line Items]
Account Value	10,059	10,000
C000247361
Account Value [Line Items]
Account Value	10,900	10,000
C000247362
Account Value [Line Items]
Account Value	10,390	10,000
C000247365
Account Value [Line Items]
Account Value	9,646	10,000
C000247364
Account Value [Line Items]
Account Value	9,632	10,000
C000247368
Account Value [Line Items]
Account Value	10,770	10,000
C000247369
Account Value [Line Items]
Account Value	10,760	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,733	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,733	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	10,701	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	10,742	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,733	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,733	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	10,742	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	10,742	10,000
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Account Value	10,179	10,000
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Account Value	10,179	10,000
Venerable Moderate Performance Benchmark
Account Value [Line Items]
Account Value	$ 10,333	$ 10,000